Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

On July 1, 2021, the Company issued to Lobo an unsecured promissory note in the principal amount of $100,000 which accrues interest at the rate of 10% per annum and matures on September 30, 2021.

On July 6, 2021, the Company entered into a note payoff indemnity agreement with Kenar pursuant to which the Company paid Kenar $918,539 of principal and accrued interest in full satisfaction of the amounts due to Kenar under a Second Loan Amendment, dated April 26, 2021, between the Company and Kenar. Consequently, the Kenar Note was extinguished, and the shares pledged by Mr. Keeler were released.

On July 8, 2021, we sold pursuant to subscription agreements an aggregate of 83,750 shares of common stock at a purchase price of $2.00 per share and issued warrants to purchase an aggregate of 83,750 shares at an exercise price of $2.00 per share in a private offering to sixteen accredited investors for gross proceeds of $167,500.

On July 14, 2021, we sold pursuant to subscription agreements an aggregate of 129,750 shares of common stock at a purchase price of $2.00 per share and issued warrants to purchase an aggregate of 129,750 shares at an exercise price of $2.00 per share in a private offering to four accredited investors for gross proceeds of $259,500.

On August 3, 2021, the Company issued 5,000 shares of common stock with a fair value of $30,000 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

Note 16. Subsequent Events

Common Stock

The Company authorized the issuance of an aggregate of 83,721 shares for quarterly legal and consulting fees to be issued subsequently to December 31, 2020.

On February 8, 2021, the Company issued 25,000 shares to an investment relations firm as compensation under an investor relations consulting agreement.

On March 30, 2021, the Company issued 10,465 shares of common stock to the designee of a law firm for services provided to the Company.

On March 31, 2021, the Company issued 5,000 shares to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

Paycheck Protection Program Loan

On March 2, 2021, the Company received proceeds of $371,944 and issued an unsecured promissory note to US Century in the principal amount of $371,944 in connection with a PPP Loan. The note accrues interest at 1.0% per annum, matures five years from the date of issuance and is fully guaranteed by the SBA and may be forgiven provided certain criteria are met. The Company may apply for forgiveness after August 17, 2021 and may be required to make monthly payments of approximately $8,500 beginning June 2, 2022.

Board of Directors

On March 29, 2021, the board of directors increased the size of the Company’s Board from two to five members and appointed Jeffrey J. Guzy, Timothy McLellan and Trond Ringstad as directors, effective April 12, 2021, to fill the vacancies created by such increase.

In connection with such appointments, the Company entered into one-year director service agreements with each of Messrs. Guzy, McLellan and Ringstad and with each of the two current Board members, Nubar Herian and John Keeler which automatically renew for successive one-year terms.

In consideration for their services, each director will be issued $25,000 of shares of the Company’s common stock for each year’s service and on April 12, 2021, the Company granted each director an option to purchase 100,000 shares of common stock at an exercise price of $2.00 per share, which option vests in equal monthly installments over the course of the applicable year and will expire three years from the date they are fully vested.

Lighthouse Credit Facility

On March 31, 2021, Keeler & Co. and Coastal Pride entered into a loan and security agreement (“Loan Agreement”) with Lighthouse pursuant to the terms of the Loan Agreement, Lighthouse made available to Keeler & Co. and Coastal Pride (together, the “Borrowers”) a $5,000,000 revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter. Amounts due under the line of credit are represented by a revolving credit note issued to Lighthouse by the Borrowers.

The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance. Interest on the line of credit is the prime rate (with a floor of 3.25%), plus 3.75%. The Borrowers paid Lighthouse a facility fee of $50,000 and will pay an additional facility fee of $25,000 on each anniversary of March 31, 2021.

The line of credit is secured by a first priority security interest on all the assets of each Borrower. Pursuant to the terms of a guaranty agreement, the Company guaranteed the obligations of the Borrowers under the note and John Keeler, Executive Chairman and Chief Executive Officer of the Company, provided a personal guaranty of up to $1,000,000 to Lighthouse.

The Borrowers utilized $784,450 borrowed from Lighthouse to repay all the outstanding indebtedness owed to the ACF as of March 31, 2021. As a result, all obligations owed to ACF were satisfied and the loan agreement with ACF was terminated.